PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Buildings	128,659	76,790
Motor vehicles	4,147	3,333
Office and computer equipment	59,372	47,691
Leasehold improvements	89,667	68,209
Sub-total	281,845	196,023
Less: accumulated depreciation	(137,353)	(94,108)
Total	144,492	101,915

For the years ended December 31, 2019, 2020 and 2021, depreciation expenses were RMB 18,481, RMB 24,477 and RMB 14,994, respectively, which were recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

The Group performed impairment test on the property and equipment, and recognized impairment loss of RMB nil and RMB 1,127 for the years ended December 31, 2020 and 2021, respectively.

In November 2021, the Group mortgaged its office property in Beijing, China to obtain a line of credit from Bank of Huaxia. Refer to Note 12 Short-Term Borrowing for further information.